Financial Assets and Financial Liabilities - Bonds - Additional Information (Detail) - Parent [member] - Russian rubles [member]	36 Months Ended
Dec. 31, 2011 RUB (₽) Bonds
Disclosure of detailed information about borrowings [line items]
Number of bonds in one issue | Bonds	5,000,000
Principal amount of bonds | ₽	₽ 40,000,000,000